Acquisitions and disposals - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Oct. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥) item	May 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)
Business Acquisition
Number of business combinations | item		1
Goodwill		¥ 3,420		¥ 80,751	$ 11,374		¥ 3,420	¥ 3,119
Beijing Yifan Fengshun Medical Technology Co Ltd [Member]
Business Acquisition
Gross consideration to acquire business		¥ 0
Equity ownership acquired		100.00%
Assets acquired		¥ 13,507
Cash acquired		1,328
Liabilities acquired		13,809
Goodwill		¥ 302
Yifangda
Business Acquisition
Transfer of ownership interest			100.00%
Zunsheng (Beijing) Investment Management Co., Ltd
Business Acquisition
Disposal consideration			¥ 1
Gain or loss on disposal			252
Carrying value of net assets			¥ 252
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]			Other Nonoperating Income (Expense)
Supervally
Business Acquisition
Transfer of ownership interest	100.00%					100.00%
Disposal consideration | $						$ 1
Gain or loss on disposal	¥ 2,169
Carrying value of net assets	¥ 2,169
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)